Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 5. Leases

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 7.7 years, some of which may include options to extend the leases for up to an additional of 1 year.

The components of operating lease costs were as follows:

	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease cost	$2,782	$2,485
Short-term lease cost	93	135
Variable lease cost	166	76
Total net lease costs	$3,041	$2,696

Supplemental balance sheet information related to operating leases is as follows:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Operating lease ROU assets	$11,708	$14,260
Operating lease liabilities, current	$4,521	$4,972
Operating lease liabilities, long-term	$7,155	$9,157
Weighted average remaining lease term (in years)	4.63	4.59
Weighted average discount rate	2.73%	2.48%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2024, are as follows:

Operating Leases
2024	$3,012
2025	4,687
2026	2,279
2027	1,196
2028 and thereafter	3,417

Total undiscounted lease payments	14,591
Less: imputed interest	(2,915)

Present value of lease liabilities	$11,676